OTHER PAYABLES - Related Parties (Details) - Related Parties	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
OTHER PAYABLES
Expenses paid by the major shareholders	¥ 2,382,218	$ 332,545	¥ 1,453,910
Due to family members of the owners of BHD and FGS	545,159	76,101	845,159
Total	¥ 2,927,377	$ 408,646	¥ 2,299,069